VANECK DIGITAL INDIA ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Capital Goods: 0.6%
IndiaMart InterMesh Ltd. 144A #	189	$10,704
Commercial & Professional Services: 2.4%
L&T Technology Services Ltd. 144A #	651	43,534
Consumer Durables & Apparel: 1.1%
Dixon Technologies India Ltd. #	366	20,680
Consumer Services: 1.6%
MakeMyTrip Ltd. *	1,087	29,164
Diversified Financials: 2.4%
ICICI Securities Ltd. 144A #	1,991	16,261
Indian Energy Exchange Ltd. 144A #	5,545	16,315
Motilal Oswal Financial Services Ltd. #	908	10,358
		42,934
Energy: 8.6%
Reliance Industries Ltd. 144A (GDR) #	2,284	156,691
Media & Entertainment: 5.0%
Affle India Ltd. # *	822	13,521
Info Edge India Ltd. #	1,331	78,747
		92,268
Retailing: 2.8%
Zomato Ltd. # *	48,576	52,292
Software & Services: 63.6%
Birlasoft Ltd. #	1,725	10,256
Coforge Ltd. #	376	21,999
	Number of Shares	Value
Software & Services (continued)
Computer Age Management Services Ltd. #	302	$9,165
Cyient Ltd. #	2,042	24,848
Happiest Minds Technologies Ltd. #	906	12,519
HCL Technologies Ltd. #	6,849	104,672
Infosys Ltd. (ADR)	5,901	146,876
KPIT Technologies Ltd. #	4,229	33,268
Larsen & Toubro Infotech Ltd. 144A #	953	76,840
Mastek Ltd. #	374	16,301
Mindtree Ltd. #	1,470	82,708
Mphasis Ltd. #	1,890	83,619
Oracle Financial Services Software Ltd. #	532	25,064
Persistent Systems Ltd. #	963	60,229
Tanla Platforms Ltd. #	1,719	34,278
Tata Consultancy Services Ltd. #	2,601	127,828
Tata Elxsi Ltd. #	384	44,515
Tech Mahindra Ltd. #	4,486	88,262
Wipro Ltd. (ADR)	12,759	98,372
WNS Holdings Ltd. (ADR) *	803	68,648
		1,170,267
Telecommunication Services: 12.1%
Bharti Airtel Ltd. # *	12,690	125,815
Indus Towers Ltd. # *	16,630	48,478
Tata Communications Ltd. #	1,759	28,371
Vodafone Idea Ltd. # *	177,319	22,349
		225,013
Total Common Stocks (Cost: $1,820,609)		1,843,547
Total Investments: 100.2% (Cost: $1,820,609)		1,843,547
Liabilities in excess of other assets: (0.2)%		(3,242)
NET ASSETS: 100.0%		$1,840,305

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,500,487 which represents 81.5% of net assets.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $320,345, or 17.4% of net assets.

Restricted securities held by the Fund as of March 31, 2022 are as follows:

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VANECK DIGITAL INDIA ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Communication Services	17.2%	$317,281
Consumer Discretionary	5.5	102,135
Energy	8.5	156,691
Financials	2.3	42,933
Industrials	3.0	54,238
Information Technology	63.5	1,170,269
	100.0%	$1,843,547
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